SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Feb. 28, 2013	Feb. 29, 2012
Summary Of Significant Accounting Policies Details Narrative
Allowance for doubtful accounts	$ 270,960	$ 295,985